Goodwill and Intangible Assets, net, Intangible Assets (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
Weighted Average Useful Life			4 years
Gross Carrying Value	$ 19,480		$ 19,510	$ 28,274
Accumulated amortization	(10,502)		(9,976)	(16,514)
Total	8,978		9,534	11,760
Amortization of intangible assets	556	$ 557	$ 2,226	$ 3,214	$ 3,919
Customer Relationships [Member]
Intangible Assets [Abstract]
Weighted Average Useful Life			12 years 2 months 12 days	11 years 4 months 24 days
Gross Carrying Value	16,350		$ 16,350	$ 21,340
Accumulated amortization	(9,111)		(8,698)	(12,037)
Total	7,239		$ 7,652	$ 9,303
Non-compete Agreements [Member]
Intangible Assets [Abstract]
Weighted Average Useful Life			5 years	5 years 4 months 24 days
Gross Carrying Value	1,430		$ 1,460	$ 1,860
Accumulated amortization	(702)		(660)	(768)
Total	728		$ 800	$ 1,092
Trademarks and Trade Names [Member]
Intangible Assets [Abstract]
Weighted Average Useful Life			6 years	6 years 7 months 6 days
Gross Carrying Value	160		$ 160	$ 350
Accumulated amortization	(53)		(47)	(210)
Total	107		$ 113	$ 140
Technology [Member]
Intangible Assets [Abstract]
Weighted Average Useful Life			6 years	6 years
Gross Carrying Value	1,540		$ 1,540	$ 4,724
Accumulated amortization	(636)		(571)	(3,499)
Total	$ 904		$ 969	$ 1,225